United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                   Form N-Q
                 Quarterly Schedule of Portfolio Holdings of
                  Registered Management Investment Companies




                                  811-21249

                     (Investment Company Act File Number)


             Federated Premier Intermediate Municipal Income Fund
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000


                                (412) 288-1900
                       (Registrant's Telephone Number)


                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                      Date of Fiscal Year End: 11/30/05


               Date of Reporting Period: Quarter ended 8/31/05
                                         ---------------------







Item 1.     Schedule of Investments

Federated Premier Intermediate Municipal Income Fund
Portfolio of Investments
August 31, 2005 (unaudited)



     Principal                                                                    Credit
      Amount                                                                      Rating (1)             Value
                         MUNICIPAL BONDS--100%
                         Alabama--1.2%
 $    550,000            Courtland, AL IDB, PCR Refunding Bonds (Series
                         2005A), 5.00% (International Paper Co.),
                         6/1/2025                                             BBB / Baa2/ NR        $     555,286
     1,290,000           Fairfield, AL IDA, Environmental Improvement
                         Revenue Bonds (Series 1995), 5.40% TOBs
                         (Marathon Oil Corp.), Mandatory Tender
                         11/1/2011                                            BBB+ / Baa1/ NR            1,414,433
                         Total                                                                           1,969,719
                         Alaska--2.6%
     3,815,000           Alaska State Housing Finance Corp., State
                         Capitalization Project Revenue Bonds, (Series
                         A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011       AAA / Aaa/ AAA             4,132,179
                         Arizona--1.7%
     1,000,000           Arizona Tourism & Sports Authority,
                         Multipurpose Stadium Facility Tax Revenue
                         Bonds (Series A), 5.00% (MBIA Insurance Corp.
                         INS), 7/1/2010                                        NR / Aaa/ AAA             1,081,140
     1,500,000           Verrado Community Facilities District No. 1,
                         AZ, Revenue Bonds, 6.15%, 7/15/2017                        NR                   1,654,200
                         Total                                                                           2,735,340
                         Arkansas--1.4%
     1,000,000           Arkansas Development Finance Authority,
                         Revenue Bonds, 7.25% (Washington Regional
                         Medical Center)/(Original Issue Yield: 7.40%),
                         2/1/2020                                             BBB / Baa2/ BBB            1,155,640
     1,000,000           Independence County, AR, PCR Refunding Bonds
                         (Series 2005), 5.00% (Entergy Arkansas, Inc.),
                         1/1/2021                                             A- / Baa1/ BBB+            1,023,620
                         Total                                                                           2,179,260
                         California--9.0%
     1,250,000           California Educational Facilities Authority,
                         Revenue Bonds (Series 2000A), 6.75% (Fresno
                         Pacific University), 3/1/2019                         NR / Baa3/ NR             1,378,487
      570,000            California Health Facilities Financing
                         Authority, Health Facility Revenue Bonds
                         (Series 2004I), 4.95% TOBs (Catholic
                         Healthcare West), Mandatory Tender 7/1/2014            A- / A3/ A-               606,223
     4,000,000           California State, Refunding UT GO Bonds,
                         5.25%, 2/1/2014                                         A / A2/ A               4,421,200
     2,000,000           Golden State Tobacco Securitization Corp., CA,
                         Tobacco Settlement Asset-Backed Revenue Bonds
                         (Series 2003A-1), 6.25% (Original Issue Yield:
                         6.55%), 6/1/2033                                     BBB / Baa3/ BBB            2,234,320
     2,000,000           Oakland, CA Redevelopment Agency, Tax
                         Allocation Bonds, 5.00% (FGIC INS), 9/1/2010         AAA / Aaa/ AAA             2,168,100
     1,855,000           San Francisco, CA City & County Airport
                         Commission, Revenue Refunding Bonds (Second
                         Series-Issue 29B), 5.00% (FGIC INS), 5/1/2012        AAA / Aaa/ AAA             2,033,525
     1,500,000     (2)   San Francisco, CA City & County Airport
                         Commission, Revenue Refunding Bonds (Second
                         Series-Issue 29B), 5.25% (FGIC INS), 5/1/2013        AAA / Aaa/ AAA             1,676,700
                         Total                                                                           14,518,555
                         Colorado--5.7%
      725,000            Antelope Heights Metropolitan District, CO, LT
                         GO Bonds, 8.00%, 12/1/2023                                 NR                    806,359
      200,000            Beacon Point, CO Metropolitan District,
                         Revenue Bonds (Series 2005B), 4.375% (Compass
                         Bank, Birmingham LOC)/(Original Issue Yield:
                         4.50%), 12/1/2015                                      A- / NR/ NR               202,580
      500,000            Buckhorn Valley Metropolitan District No. 2,
                         CO, LT GO Bonds, 7.00%, 12/1/2023                          NR                    507,265
      500,000            Colorado Educational & Cultural Facilities
                         Authority, Revenue Refunding Bonds (Series A),
                         6.25% (Denver Academy)/(Original Issue Yield:
                         6.50%), 11/1/2013                                     BB+ / NR/ NR               542,665
     1,265,000           Colorado Health Facilities Authority, Revenue
                         Bonds (Series 2005), 5.00% (Covenant
                         Retirement Communities, Inc.), 12/1/2013             BBB / NR/ BBB+             1,342,747
      865,000            Conservatory Metropolitan District, CO, LT GO
                         Bonds, 7.40%, 12/1/2016                                    NR                    957,884
     1,855,000           Denver, CO City & County Airport Authority,
                         Airport Revenue Bonds, (Series E), 6.00% (MBIA
                         Insurance Corp. INS), 11/15/2011                     AAA / Aaa/ AAA             2,112,437
     1,000,000           Denver, CO City & County Airport Authority,
                         Revenue Bonds, 5.00% (XL Capital Assurance
                         Inc. INS), 11/15/2018                                AAA / Aaa/ AAA             1,087,870
      700,000            High Plains, CO Metropolitan District, Revenue
                         Bonds (Series 2005A), 6.125% (Original Issue
                         Yield: 6.25%), 12/1/2025                                   NR                    715,421
      300,000            High Plains, CO Metropolitan District, Revenue
                         Bonds (Series 2005B), 4.375% (Compass Bank,
                         Birmingham LOC)/(Original Issue Yield: 4.50%),
                         12/1/2015                                              A- / NR/ NR               303,870
      500,000            Southlands, CO Metropolitan District No. 1, LT
                         GO Bonds (Series 2004), 7.00% (Original Issue
                         Yield: 7.05%), 12/1/2024                                   NR                    553,560
                         Total                                                                           9,132,658
                         Connecticut--0.5%
      750,000            Connecticut State Development Authority, First
                         Mortgage Gross Revenue Health Care Project
                         Bonds (Series 2003), 5.75% (Elim Park Baptist
                         Home, Inc.)/(Original Issue Yield: 5.90%),
                         12/1/2023                                             BBB+ / NR/ NR              804,435
                         District Of Columbia--1.3%
     2,000,000           District of Columbia, Refunding UT GO (Series
                         2002C), 5.25% (XL Capital Assurance Inc. INS),
                         6/1/2010                                             AAA / Aaa/ AAA             2,167,320
                         Florida--4.9%
     1,000,000     (3)   Capital Trust Agency, FL, Revenue Bonds
                         (Series 2001), 10.00% (Seminole Tribe of
                         Florida Convention and Resort Hotel
                         Facilities), 10/1/2033                                     NR                   1,102,260
      600,000      (3)   Capital Trust Agency, FL, Revenue Bonds
                         (Series 2003A), 8.95% (Seminole Tribe of
                         Florida Convention and Resort Hotel
                         Facilities), 10/1/2033                                     NR                    656,934
      800,000            Fishhawk Community Development District II,
                         Special Assessment Revenue Bonds (Series
                         2004B), 5.125% (Original Issue Yield: 5.20%),
                         11/1/2009                                                  NR                    814,704
      675,000            Gateway Services, FL Community Development
                         District, Special Assessment Bonds (Series
                         2003B), 5.50% (Original Issue Yield: 5.65%),
                         5/1/2010                                                   NR                    684,025
      870,000            Heritage Harbour South Community Development
                         District, FL, Capital Improvement Revenue
                         Bonds (Series 2002B), 5.40% (Original Issue
                         Yield: 5.50%), 11/1/2008                                   NR                    880,544
      750,000            Miami Beach, FL Health Facilities Authority,
                         Hospital Revenue Bonds (Series 2001A), 6.70%
                         (Mt. Sinai Medical Center, FL)/(Original Issue
                         Yield: 6.80%), 11/15/2019                            BB+ / Ba2/ BB+              833,385
      485,000            Orlando, FL Urban Community Development
                         District, Capital Improvement Revenue Bonds,
                         6.00%, 5/1/2020                                            NR                    504,982
     1,960,000           Palm Beach County, FL Health Facilities
                         Authority, Revenue Bonds, 5.625% (Adult
                         Communities Total Services, Inc.)/(Original
                         Issue Yield: 5.889%), 11/15/2020                     BBB+ / NR/ BBB+            2,023,426
      380,000            Plantation, FL, Refunding & Improvement
                         Projects Revenue Bonds, 5.00% (FSA INS),
                         8/15/2020                                             NR / Aaa/ AAA              413,170
                         Total                                                                           7,913,430
                         Georgia--2.6%
     1,000,000           Bibb County, GA Development Authority, Revenue
                         Bonds, (Series 1991 IR-1), 4.85%
                         (Temple-Inland, Inc.), 12/1/2009                      BBB / NR/ NR              1,025,390
      750,000            Fulton County, GA Residential Care Facilities,
                         Revenue Bonds (Series 2004A), 6.00%
                         (Canterbury Court), 2/15/2022                              NR                    765,885
     2,115,000           Municipal Electric Authority of Georgia,
                         Revenue Bonds (Series 2002A), 5.25% (MBIA
                         Insurance Corp. INS), 11/1/2015                      AAA / Aaa/ AAA             2,341,347
                         Total                                                                           4,132,622
                         Hawaii--1.1%
     1,550,000           Hawaii State Department of Budget & Finance,
                         Special Purpose Revenue Bonds (Series A),
                         7.00% (Kahala Nui)/(Original Issue Yield:
                         7.00%), 11/15/2012                                         NR                   1,703,140
                         Illinois--3.3%
     1,000,000           Chicago, IL Board of Education, UT GO Bonds
                         (Series 2003A), 5.25% (MBIA Insurance Corp.
                         INS), 12/1/2012                                      AAA / Aaa/ AAA             1,115,210
     1,790,000           Chicago, IL O'Hare International Airport,
                         Second Lien Passenger Facilities Revenue Bonds
                         (Series B), 5.50% (AMBAC INS), 1/1/2015              AAA / Aaa/ AAA             1,976,196
     1,000,000           Chicago, IL Special Assessment, Improvement
                         Bonds (Series 2002), 6.626% (Lakeshore East
                         Project)/(Original Issue Yield: 6.637%),
                         12/1/2022                                                  NR                   1,100,440
     1,000,000           Illinois Educational Facilities Authority,
                         Revenue Refunding Bonds (Series A), 5.00%
                         (Augustana College)/(Original Issue Yield:
                         5.05%), 10/1/2014                                     NR / Baa1/ NR             1,053,240
                         Total                                                                           5,245,086
                         Indiana--1.4%
     1,075,000           Indiana Development Finance Authority,
                         Environmental Improvement Revenue Bonds, 5.25%
                         TOBs (Marathon Oil Corp.) 12/2/2011                  BBB+ / Baa1/ NR            1,167,310
     1,000,000           Indiana Health Facility Financing Authority,
                         Revenue Bonds (Series 2005), 5.50% (Ascension
                         Health Credit Group), 11/15/2009                      AA / Aa2/ AA              1,081,390
                         Total                                                                           2,248,700
                         Iowa--0.3%
      500,000            Scott County, IA, Revenue Refunding Bonds
                         (Series 2004), 5.625% (Ridgecrest Village),
                         11/15/2018                                            NR/ NR/ BBB-               525,615
                         Kansas--1.4%
     2,000,000           Wichita, KS Water & Sewer Utility, Revenue
                         Bonds (Series 2003), 5.00% (FGIC INS),
                         10/1/2011                                            AAA / Aaa/ AAA             2,188,260
                         Kentucky--1.4%
     2,000,000           Kentucky EDFA, Revenue Bonds (Series A), 6.25%
                         (Norton Healthcare, Inc.)/(Original Issue
                         Yield: 6.45%), 10/1/2012                              NR/ NR/ BBB+              2,193,360
                         Louisiana--3.1%
     1,535,000           Louisiana Local Government Environmental
                         Facilities Community Development Authority,
                         Revenue Bonds, 5.375% (BRCC Facilities
                         Corp.)/(MBIA Insurance Corp. INS), 12/1/2014         AAA / Aaa/ AAA             1,713,536
     1,630,000           Louisiana Local Government Environmental
                         Facilities Community Development Authority,
                         Revenue Bonds, 5.375% (BRCC Facilities
                         Corp.)/(MBIA Insurance Corp. INS), 12/1/2015         AAA / Aaa/ AAA             1,815,836
     1,500,000           West Feliciana Parish, LA, PCR Bonds, 7.00%
                         (Entergy Gulf States, Inc.), 11/1/2015               BBB- / Ba1/ NR             1,511,685
                         Total                                                                           5,041,057
                         Massachusetts--3.1%
     2,500,000           Commonwealth of Massachusetts, LT GO Bonds
                         (Series C), 5.50% (FSA INS), 11/1/2010               AAA / Aaa/ AAA             2,766,050
     2,105,000           Massachusetts Municipal Wholesale Electric
                         Co., Power Supply System Revenue Bonds
                         (Nuclear Project 3-A), 5.00% (MBIA Insurance
                         Corp. INS), 7/1/2011                                 AAA / Aaa/ AAA             2,285,820
                         Total                                                                           5,051,870
                         Michigan--3.3%
     2,000,000           Cornell Township MI, Economic Development
                         Corp., Refunding Revenue Bonds, 5.875%
                         (MeadWestvaco Corp.)/(United States Treasury
                         PRF 5/1/2012 @100), 5/1/2018                         AAA / Baa2/ NR             2,291,920
      500,000            Gaylord, MI Hospital Finance Authority,
                         Hospital Revenue Refunding Bonds (Series
                         2004), 6.20% (Otsego Memorial Hospital
                         Obligated Group)/(Original Issue Yield:
                         6.45%), 1/1/2025                                           NR                    518,295
     1,000,000           Grand Rapids & Kent County, MI Joint Building
                         Authority, Revenue Bonds, 5.25%, 12/1/2011            AAA / Aaa/ NR             1,105,100
      250,000            Kent Hospital Finance Authority, MI, Revenue
                         Bonds (Series 2005A), 5.50% (Metropolitan
                         Hospital ), 7/1/2020                                  BBB / NR/ NR               268,338
     1,000,000           Michigan State Hospital Finance Authority,
                         Hospital Refunding Revenue Bonds (Series
                         2003A), 5.625% (Henry Ford Health System, MI),
                         3/1/2017                                               A- / A1/ NR              1,088,520
                         Total                                                                           5,272,173
                         Mississippi--1.8%
     1,500,000           Lowndes County, MS Solid Waste Disposal,
                         Refunding PCR Bonds (Series 1992B), 6.70%
                         (Weyerhaeuser Co.), 4/1/2022                         BBB / Baa2/ NR             1,850,085
     1,000,000           Mississippi Hospital Equipment & Facilities
                         Authority, Refunding & Improvement Revenue
                         Bonds, 5.75% (Southwest Mississippi Regional
                         Medical Center)/(Original Issue Yield: 5.85%),
                         4/1/2023                                              BBB+ / NR/ NR             1,048,580
                         Total                                                                           2,898,665
                         Missouri--1.3%
     1,060,000           St. Louis, MO, Airport Revenue Bonds (Series
                         A), 5.25% (MBIA Insurance Corp. INS), 7/1/2010       AAA / Aaa/ AAA             1,157,785
      910,000            St. Louis, MO, Airport Revenue Bonds (Series
                         A), 5.25% (MBIA Insurance Corp. INS), 7/1/2011       AAA / Aaa/ AAA             1,005,195
                         Total                                                                           2,162,980
                         Nevada--3.1%
     2,000,000           Clark County, NV, IDRBs (Series 2003C), 5.45%
                         TOBs (Southwest Gas Corp.), Mandatory Tender
                         3/1/2013                                             BBB- / Baa2/ NR            2,140,160
      800,000      (3)   Director of the State of Nevada Department of
                         Business and Industry, Revenue Bonds (Series
                         2004B), 6.75% (Las Ventanas Retirement
                         Community)/(Original Issue Yield: 6.875%),
                         11/15/2023                                                 NR                    832,688
     1,000,000           Las Vegas, NV Special Improvement District No.
                         607, Local Improvement Special Assessment
                         Bonds (Series 2004), 5.50%, 6/1/2013                       NR                   1,032,490
      990,000            North Las Vegas, NV Special Improvement
                         District No. 60, Local Improvement Special
                         Assessment Bonds (Series 2002), 6.40%
                         (Aliante), 12/1/2022                                       NR                   1,024,521
                         Total                                                                           5,029,859
                         New Jersey--1.7%
      600,000            New Jersey EDA, Revenue Refunding Bonds
                         (Series A), 5.75% (Winchester Gardens at Ward
                         Homestead)/(Original Issue Yield: 5.75%),
                         11/1/2024                                             NR/ NR/ BBB-               642,978
      915,000            New Jersey Health Care Facilities Financing
                         Authority, Revenue Bonds, 6.00% (Pascack
                         Valley Hospital Association)/(Original Issue
                         Yield: 6.25%), 7/1/2013                                B+ / NR/ BB               937,582
     1,000,000           Passaic Valley, NJ Sewer Authority, Sewer
                         System Revenue Bonds, (Series F), 5.00% (FGIC
                         INS), 12/1/2011                                       NR / Aaa/ AAA             1,093,480
                         Total                                                                           2,674,040
                         New Mexico--0.6%
     1,000,000           Farmington, NM, Refunding Revenue Bonds
                         (Series 2002A), 4.00% TOBs (El Paso Electric
                         Co.)/(FGIC INS) 8/1/2012                              AAA / Aaa/ NR             1,004,110
                         New York--10.4%
      380,000            Dutchess County, NY IDA, Civic Facility
                         Revenue Bonds (Series 2004B), 7.25% (St.
                         Francis Hospital and Health Centers), 3/1/2019             NR                    417,107
     2,000,000           Dutchess County, NY IDA, Revenue Bonds, 5.00%
                         (Marist College)/(Original Issue Yield:
                         5.15%), 7/1/2020                                      NR / Baa1/ NR             2,100,980
     4,000,000           Metropolitan Transportation Authority, NY,
                         Refunding Transportation Revenue Bonds (Series
                         2002F), 5.00% (MBIA Insurance Corp. INS),
                         11/15/2011                                           AAA / Aaa/ AAA             4,376,920
      800,000      (3)    New York City, NY IDA, Liberty Revenue Bonds
                         (Series A), 6.25% (7 World Trade Center LLC),
                         3/1/2015                                                   NR                    850,920
      500,000            New York City, NY, UT GO Bonds (Series 2001F),
                         5.25%, 8/1/2011                                        A+ / A1/ A+               546,995
     2,000,000           New York City, NY, UT GO Bonds, (Series D),
                         5.00% (Original Issue Yield: 5.21%), 6/1/2017          A+ / A1/ A+              2,122,640
     2,360,000           New York State Dormitory Authority, Insured
                         Revenue Bonds (Series 2001A), 5.00% (NYSARC,
                         Inc.)/(FSA INS), 7/1/2010                            AAA / Aaa/ AAA             2,550,381
     1,490,000           New York State Dormitory Authority, Revenue
                         Bonds (Series 2003A), 5.25% (Brooklyn Law
                         School)/(Radian Asset Assurance INS), 7/1/2009         AA / NR/ NR              1,599,575
     1,000,000           New York State Urban Development Corp.,
                         Correctional & Youth Facilities Service
                         Contract Bonds (Series 2002C), 4.00% (New York
                         State)/(XL Capital Assurance Inc. INS),
                         1/1/2010                                             AAA / Aaa/ AAA             1,031,890
     1,225,000           Unadilla, NY Central School District No. 2, UT
                         GO Bonds, 4.50% (FGIC INS), 6/15/2011                AAA / Aaa/ AAA             1,301,048
                         Total                                                                           16,898,456
                         North Carolina--3.7%
     1,000,000           North Carolina Eastern Municipal Power Agency,
                         Power System Revenue Refunding Bonds (Series
                         D), 5.50%, 1/1/2014                                 BBB / Baa2/ BBB+            1,101,260
      500,000            North Carolina Medical Care Commission, Health
                         Care Facilities First Mortgage Revenue
                         Refunding Bonds (Series 2004A), 5.00%
                         (Deerfield Episcopal Retirement Community ),
                         11/1/2023                                              NR/ NR/ A-                521,440
      965,000            North Carolina Medical Care Commission, Health
                         Care Housing Revenue Bonds (Series 2004A),
                         5.50% (Arc of North Carolina Projects),
                         10/1/2024                                             NR / Baa1/ NR             1,006,302
     3,000,000           North Carolina Municipal Power Agency No. 1,
                         Electric Revenue Bonds (Series 2003A), 5.50%,
                         1/1/2014                                              BBB+ / A3/ A-             3,314,490
                         Total                                                                           5,943,492
                         Ohio--2.1%
     3,000,000           Ohio State Air Quality Development Authority,
                         PCR Refunding Bonds (Series 2002A), 6.00%
                         (Cleveland Electric Illuminating Co.),
                         12/1/2013                                           BB+ / Baa3/ BBB-            3,128,730
      250,000      (3)    Port of Greater Cincinnati, OH Development
                         Authority, Special Assessment Revenue Bonds,
                         6.30% (Cincinnati Mills), 2/15/2024                        NR                    269,968
                         Total                                                                           3,398,698
                         Oregon--0.7%
     1,000,000           Yamhill County, OR Hospital Authority, Revenue
                         Bonds, 6.50% (Friendsview Retirement
                         Community), 12/1/2018                                      NR                   1,050,180
                         Pennsylvania--8.0%
     1,400,000           Allegheny County, PA HDA, Health System
                         Revenue Bonds, (Series 2000B), 9.25% (West
                         Penn Allegheny Health System)/(Original Issue
                         Yield: 9.30%), 11/15/2015                              B / B1/ B+               1,692,726
      400,000            Crawford County, PA Hospital Authority, Senior
                         Living Facilities Revenue Bonds (Series 1999),
                         6.125% (Wesbury United Methodist Community
                         Obligated Group)/(Original Issue Yield:
                         6.32%), 8/15/2019                                      NR/ NR/ BB                417,364
      230,000            Crawford County, PA Hospital Authority, Senior
                         Living Facilities Revenue Bonds, 5.90%
                         (Wesbury United Methodist Community Obligated
                         Group), 8/15/2009                                      NR/ NR/ BB                232,555
      750,000            Cumberland County, PA Municipal Authority,
                         Revenue Bonds (Series 2002A), 6.00% (Wesley
                         Affiliated Services, Inc. Obligated Group),
                         1/1/2013                                                   NR                    766,598
     1,500,000           Pennsylvania State Higher Education Facilities
                         Authority, Health System Revenue Bonds (Series
                         A), 6.25% (UPMC Health System), 1/15/2018              A+ / NR/ A               1,687,290
     3,975,000           Pennsylvania State IDA, EDRBs, 5.25% (AMBAC
                         INS), 7/1/2011                                       AAA / Aaa/ AAA             4,377,509
     1,300,000           Pennsylvania State Turnpike Commission, Oil
                         Franchise Tax Revenue Bonds (Series 2003A),
                         5.00% (MBIA Insurance Corp. INS), 12/1/2010          AAA / Aaa/ AAA             1,412,853
     1,000,000           Philadelphia, PA Water & Wastewater System,
                         Refunding Revenue Bonds, 5.25% (AMBAC INS),
                         12/15/2011                                           AAA / Aaa/ AAA             1,107,360
     1,125,000           State Public School Building Authority, PA,
                         Revenue Bonds, 5.25% (MBIA Insurance Corp.
                         INS), 9/1/2008                                       AAA / Aaa/ AAA             1,163,070
                         Total                                                                           12,857,325
                         South Carolina--0.7%
     1,000,000           Georgetown County, SC Environmental
                         Improvements, Refunding Revenue Bonds (Series
                         2000A), 5.95% (International Paper Co.),
                         3/15/2014                                            BBB / Baa2/ NR             1,118,760
                         Texas--5.2%
     1,000,000           Abilene, TX Health Facilities Development
                         Corp., Retirement Facilities Revenue Bonds
                         (Series 2003A), 6.50% (Sears Methodist
                         Retirement ), 11/15/2020                                   NR                   1,031,580
     1,000,000           Brazos River Authority, TX, PCR Refunding
                         Bonds (Series 2003D), 5.40% TOBs (TXU Energy),
                         Mandatory Tender 10/1/2014                          BBB- / Baa2/ BBB            1,076,110
     1,000,000           Decatur, TX Hospital Authority, Hospital
                         Revenue Bonds (Series 2004A), 6.50% (Wise
                         Regional Health System), 9/1/2014                          NR                   1,097,770
     1,500,000           Houston, TX Airport System, Subordinated Lien
                         Revenue Bonds, 5.25% (FSA INS), 7/1/2012             AAA / Aaa/ AAA             1,661,595
      500,000            Houston, TX HFDC, Retirement Facilities
                         Revenue Bonds (Series 2004A), 6.25%
                         (Buckingham Senior Living Community), 2/15/2020            NR                    514,645
     1,475,000           Houston, TX Hotel Occupancy Tax, Convention &
                         Entertainment Special Revenue Bonds (Series
                         2001B), 5.375% (AMBAC INS), 9/1/2013                 AAA / Aaa/ AAA             1,628,120
      250,000            Sabine River Authority, TX, Refunding PCR
                         Bonds (Series 2003A), 5.80% (TXU Energy),
                         7/1/2022                                             BBB- / Baa2/ NR             270,080
     1,000,000           Tyler, TX Health Facilities Development Corp.,
                         Hospital Revenue Bonds, 5.25% (Mother Frances
                         Hospital ), 7/1/2012                                 NR / Baa1/ BBB+            1,077,450
                         Total                                                                           8,357,350
                         Virginia--3.6%
      772,000            Bell Creek CDA, VA, Special Assessment Revenue
                         Bonds (Series 2003), 6.75%, 3/1/2022                       NR                    829,884
     1,000,000           Broad Street CDA, VA, Revenue Bonds, 7.10%
                         (Original Issue Yield: 7.15%), 6/1/2016                    NR                   1,128,660
     2,600,000           Chesapeake, VA Hospital Authority, Refunding
                         Revenue Bonds (Series 2004A), 5.25%
                         (Chesapeake General Hospital), 7/1/2011                NR / A3/ NR              2,774,434
     1,000,000           Peninsula Port Authority, VA, Residential Care
                         Facility Revenue Bonds (Series 2003A), 7.375%
                         (Virginia Baptist Homes Obligated
                         Group)/(Original Issue Yield: 7.50%), 12/1/2023            NR                   1,130,040
                         Total                                                                           5,863,018
                         Washington--5.4%
      500,000            Skagit County, WA Public Hospital District No.
                         1, Refunding Revenue Bonds, 6.00% (Skagit
                         Valley Hospital), 12/1/2018                           NR / Baa3/ NR              549,905
     1,005,000           Snohomish County, WA Public Utility District
                         No. 001, Refunding Generation System Revenue
                         Bonds (Series 2002B), 5.25% (FSA INS),
                         12/1/2012                                            AAA / Aaa/ AAA             1,120,113
     1,000,000           Spokane, WA, Refunding LT GO Bonds, 5.00%
                         (FGIC INS), 6/1/2011                                 AAA / Aaa/ AAA             1,086,690
     1,420,000           Tobacco Settlement Authority, WA, Tobacco
                         Settlement Asset Backed Revenue Bonds, 6.50%
                         (Original Issue Yield: 6.65%), 6/1/2026              BBB / Baa3/ NR             1,576,015
     1,000,000           Washington State Public Power Supply System,
                         Nuclear Project No, 2 Revenue Refunding Bonds
                         (Series 1992A), 6.30% (Energy Northwest,
                         WA)/(Original Issue Yield: 6.40%), 7/1/2012          AA- / Aaa/ AA-             1,168,940
     1,435,000           Yakima County, WA, LT GO Bonds (2002), 5.00%
                         (AMBAC INS), 12/1/2010                                NR / Aaa/ AAA             1,554,521
     1,495,000           Yakima County, WA, LT GO Bonds (2002), 5.25%
                         (AMBAC INS), 12/1/2011                                NR / Aaa/ AAA             1,653,022
                         Total                                                                           8,709,206
                         Wisconsin--2.4%
      200,000            Wisconsin State HEFA, Revenue Bonds (Series
                         2004), 5.50% (Blood Center of Southeastern
                         Wisconsin, Inc.)/(Original Issue Yield:
                         5.583%), 6/1/2024                                     BBB+ / NR/ NR              214,096
      500,000            Wisconsin State HEFA, Revenue Bonds (Series
                         2004A), 6.125% (Southwest Health
                         Center)/(Original Issue Yield: 6.15%), 4/1/2024            NR                    514,240
     2,000,000           Wisconsin State HEFA, Revenue Bonds, 5.75%
                         (SynergyHealth, Inc.), 11/15/2015                     BBB+ / NR/ A-             2,182,680
      970,000            Wisconsin State HEFA, Revenue Bonds, 7.125%
                         (Community Memorial Hospital)/(Original Issue
                         Yield: 7.25%), 1/15/2022                                   NR                   1,041,867
                         Total                                                                           3,952,883
                         Total municipal Investments -
                         100%
                         (identified cost $154,484,597)(4)                                              161,073,801
                         other assets and liabilities - net                                              2,085,586
                         liquidation value of
                         auction
                         preferred shares                                                               (61,025,000)
                         total net assets applicable
                         to common
                         shareholders                                                               $   102,134,387

       At August 31, 2005, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

  1    Current credit ratings provided by Standard & Poor's, Moody's Investors Service, and Fitch Ratings,
       respectively, are unaudited.

  2    Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

       At August 31, 2005, the Fund had the following open futures contracts:

                                 Contracts                                                Unrealized
            Expiration Date      To Receive                  Position                    Depreciation
       ---------------------------------------------------------------------------------------------------------
       ---------------------------------------------------------------------------------------------------------
             December 2005       100 U.S.                     Short                        $(98,838)
                                 Treasury Note
                                 10-Year Futures
       ---------------------------------------------------------------------------------------------------------

  3    Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of
       1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to
       $3,712,770 which represents 2.3% of total market value.
       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2005 is as follows:

       Security                                                        Acquisition Date           Acquisition
                                                                                                      Cost
       Capital Trust Agency, FL, Revenue Bonds (Series                    12/23/2002               $1,027,250
       2001), 10.00% (Seminole Tribe of Florida Convention
       and Resort Hotel Facilities), 10/1/2033
       Capital Trust Agency, FL, Revenue Bonds (Series                     5/9/2003                 $600,000
       2003A), 8.95% (Seminole Tribe of Florida Convention
       and Resort Hotel Facilities), 10/1/2033
       Director of the State of Nevada Department of                      12/9/2004                 $789,424
       Business and Industry, Revenue Bonds (Series 2004B),
       6.75% (Las Ventanas Retirement Community)/(Original
       Issue Yield: 6.875%), 11/15/2023
       New York City, NY IDA, Liberty Revenue Bonds (Series               3/15/2005                 $800,000
       A), 6.25% (7 World Trade Center LLC), 3/1/2015
       Port of Greater Cincinnati, OH Development Authority,              2/11/2004                 $250,000
       Special Assessment Revenue Bonds, 6.30% (Cincinnati
       Mills), 2/15/2024

  4    At August 31, 2005, the cost of investments for federal tax purposes was $154,484,139 The net unrealized appreciation of investments for federal tax purposes was $6,589,662.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of
       $6,636,888 and net unrealized depreciation from investments for those securities having an excess of cost over value of $47,226.

Note: The categories of investments are shown as a percentage of total market value at August 31, 2005.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term  securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional  investors for the securities.  Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
CDA         --Community Development Administration
EDA         --Economic Development Authority
EDFA        --Economic Development Finance Authority
EDRBs       --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Company
FSA         --Financial Security Assurance
GO          --General Obligation
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDRBs       --Industrial Development Revenue Bonds
INS         --Insured
LOC         --Letter of Credit
LT          --Limited Tax
PCR         --Pollution Control Revenue
PRF         --Prerefunded
TOBs        --Tender Option Bonds
UT          --Unlimited Tax






Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Intermediate Municipal Income Fund

By          /S/ Richard J. Thomas
                Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
                J. Christopher Donahue, Principal Executive Officer


Date        October 21, 2005


By          /S/ Richard J. Thomas
                Richard J. Thomas, Principal Financial Officer


Date        October 21, 2005